Income Taxes	12 Months Ended
Dec. 31, 2014
Income Taxes
Income Taxes

8. Income Taxes

The Company is registered in the Cayman Islands and mainly has operations in two tax jurisdictions—the PRC and Hong Kong.

The components of loss before income taxes are as follows:

	Year Ended December 31,
	2012	2013	2014
	(In thousands, except percentage)
Loss before income tax expenses	$(104,037)	$(37,844)	$(61,506)
Loss from non-China operations	$(2,950)	$(13,341)	$(54,073)
Loss from China operations	$(101,087)	$(24,503)	$(7,433)
Income tax expenses (benefits) applicable to China operations	$(1,551)	$271	$1,128
Effective tax rate for China operations	1.5%	(1.1)%	(15.2)%

With the exception of a $47.0 million loss in 2014 from the change in fair value of investor option liability which was recorded in non-China operations, the Company generated the majority of its operating loss from the PRC operations and has recorded income tax provisions (benefits) for the periods presented. Income tax liability is calculated based on a separate return basis, as if the Group had filed separate tax returns before the Reorganization.

Cayman Islands

Under the current tax laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. In addition, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax is required.

Hong Kong

Weibo HK is subject to taxes in Hong Kong at 16.5% for all the periods presented. As of December 31, 2014, the Company’s Hong Kong subsidiary had approximately $2.1 million of net operating loss carry forwards, which can be carried forward indefinitely to offset future taxable income. As of December 31, 2014, deferred tax assets for Weibo HK consists mainly of net operating loss carry forwards, for which a full valuation allowance was provided. Management believes it is more likely than not that these assets will not be realized in the future.

China

Effective January 1, 2008, the Enterprise Income Tax Law (the “EIT Law”) in China unifies the enterprise income tax rate for the entities incorporated in China at 25% if they are not eligible for any preferential tax treatment. On February 22, 2008, relevant governmental regulatory authorities released qualification criteria, application procedures and assessment processes for “software enterprise,” which can enjoy an income tax exemption for two years beginning with its first profitable year and a 50% tax reduction to a rate of 12.5% for the subsequent three years. The Group’s WFOE qualifies as a software enterprise and, thus, can enjoy the relevant tax holiday starting in its first profitable year.

The EIT Law also provides that an enterprise established under the laws of a foreign country or region but whose “de facto management body” is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The Implementing Rules of the EIT Law merely define the location of the “de facto management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, properties, etc., of a non-PRC company is located.” Based on a review of surrounding facts and circumstances, the Group does not believe that it is likely that its operations outside of the PRC be considered a resident enterprise for PRC tax purposes. However, due to limited guidance and implementation history of the EIT Law, should Weibo be treated as a resident enterprise for PRC tax purposes, the Company will be subject to PRC tax on worldwide income at a uniform tax rate of 25% retroactive to January 1, 2008.

The EIT Law also imposes a withholding income tax of 10% on dividends distributed by a WFOE to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. The Cayman Islands, where the Company incorporated, does not have such tax treaty with China. According to the arrangement between Mainland China and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by a WFOE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5% (if the foreign investor owns directly at least 25% of the shares of the WFOE). The State Administration of Taxation further promulgated Circular 601 on October 27, 2009, which provides that tax treaty benefits will be denied to “conduit” or shell companies without business substance and that a beneficial ownership analysis will be used based on a “substance-over-form” principle to determine whether or not to grant the tax treaty benefits.

The operations of the Group’s WFOE in China is invested and held by Weibo HK. If the Company is regarded as a non-resident enterprise and Weibo HK is regarded as a resident enterprise, then Weibo HK may be required to pay a 10% withholding tax on any dividends payable to us. If Weibo HK is regarded as a non-resident enterprise, then Weibo Technology may be required to pay a 5% withholding tax for any dividends payable to Weibo HK. However, it is still unclear at this stage whether Circular 601 applies to dividends from Weibo Technology paid to the Hong Kong subsidiary. If Weibo HK were not considered as “beneficial owners” of any dividends from Weibo Technology, the dividends payable to Weibo HK would be subject to a withholding tax of 10%. In accordance with accounting guidance, all undistributed earnings are presumed to be transferred to Weibo Corporation and are subject to the withholding taxes. The current policy approved by the Company’s board of directors allows the Group to distribute PRC earnings offshore only if the Group does not have to pay a dividend tax. As of December 31, 2013 and 2014, the Group did not record any withholding tax for its WFOE and VIE, as the WFOE and VIE companies were still in accumulative deficit position. The net operating loss will start to expire in 2017 if not utilized.

Composition of income tax expenses for China operations

The following table sets forth current and deferred portion of income tax expenses (benefits) of the Company’s China subsidiary and VIE:

	Years Ended December 31,
	2012	2013	2014
	(In thousands)
Deferred tax expenses (benefits)	$(1,551)	$271	$866
Current income tax expenses	—	—	262

Income tax expenses (benefits)	$(1,551)	$271	$1,128

Reconciliation of the differences between statutory tax rate and the effective tax rate for China operations

The following table sets forth reconciliation between the statutory EIT rate and the effective tax rate for China operations:

	Year Ended December 31,
	2012	2013	2014
Statutory EIT rate	(25.0)%	(25.0)%	(25.0)%
Permanent differences	3.2%	0.6%	3.0%
Change in valuation allowance	23.3%	23.3%	6.8%

Effective tax rate for China operations	1.5%	(1.1)%	(15.2)%

The provisions for income taxes for the years ended December 31, 2012, 2013 and 2014 differ from the amounts computed by applying the statutory EIT rate primarily due to full utilization of net operating loss of Weimeng, as it was in profitable position in 2014. There is no effect of tax holiday related to China operations due to its accumulative loss status.

Deferred tax assets and liabilities

The following table sets forth the significant components of deferred tax assets and liabilities for the Group:

	As of December 31,
	2013	2014
	(In thousands)
Deferred tax assets:
Net operating loss carry forwards	$49,800	$42,096
Less: valuation allowance	(48,577)	(42,065)

Net deferred tax assets	$1,223	$31

Including-Current deferred tax assets	744	18
-Non-current deferred tax assets	479	13
Deferred tax liabilities:
Acquired intangible assets	$768	$873

Total deferred tax liabilities	$768	$873

Valuation allowance is provided against deferred tax assets when the Group determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination, the Group considered factors including (i) future reversals of existing taxable temporary differences; (ii) future taxable income exclusive of reversing temporary differences and carry forwards; and (iii) tax planning strategies. Historically, deferred tax assets were valued using the statutory rate of 25%. As of December 31, 2013, the Group had net operating loss carry forwards totaling $199.2 million, of which $194.4 million was provided with valuation allowance and the remaining $4.8 million is expected to be utilized prior to expiration. As of December 31, 2014, the Group had net operating loss carry forwards totaling $168.3 million, which full valuation allowance was provided for. As of December 31, 2014, the net operating loss carry forwards will expire, if unused, in the year ending December 31, 2018 through December 31, 2019.